October 12, 2012

Adam M. Schlichtmann 617-951-7114 617-235-7346 fax adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund and Western Asset Inflation Indexed Plus Bond Fund (each a “Fund”), each a series of Western Asset Funds, Inc. (the “Registrant”) (File Nos. 003-34929 and 811-06110)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the risk/return summary information that appears in each Fund’s Prospectus dated October 3, 2012 filed with the Securities and Exchange Commission on September 28, 2012 under
Rule 497(c) (Accession No. 0001193125-12-409310).

If you have any questions concerning this filing, please call me at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures